Real Estate Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of purchase price allocation
The following table summarizes the purchase price allocation (in thousands):

December 31, 2011
Land	$29,570
Building and improvements	57,405
Acquired in-place leases	14,139
Acquired above market leases	835
Acquired below market leases	(1,232)
Total purchase price	$100,717
The Company allocated the purchase price of the 2012 Acquisition to the fair value of the assets acquired. The following table summarizes the purchase price allocation (in thousands):

December 31, 2012
Land	$1,858
Building and improvements	5,073
Acquired in-place leases	624
Acquired above market leases	36
Total purchase price	$7,591

Business acquisition, pro forma information
The table below presents the Company’s estimated revenue and net income, on a pro forma basis, for the years ended December 31, 2011 and 2010, respectively (in thousands):

	December 31, 2011	December 31, 2010
Pro forma basis (unaudited):
Revenue	$283,515	$279,310
Net income	$57,506	$32,261